BROWN ADVISORY SMALL-CAP GROWTH FUND
                        BROWN ADVISORY GROWTH EQUITY FUND

                          Supplement dated May 14, 2004
               to Prospectus dated October 1, 2003 as supplemented
                      November 26, 2003 and April 7, 2004


As of May 14, 2004, the following amendment to the Funds' Prospectus will become effective:

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 28 of the Prospectus, as supplemented on April 7, 2004, is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of each Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the applicable Fund to offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

        o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

        o    redemptions in the account of a disabled individual  (disability of
             the   shareholder   as   determined   by   the    Social   Security
             Administration);

        o redemptions of shares purchased through a dividend reinvestment program;

        o    redemptions pursuant to a systematic withdrawal plan; and

        o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.


                       PLEASE RETAIN FOR FUTURE REFERENCE.

                         BROWN ADVISORY REAL ESTATE FUND

                          Suppement dated May 14, 2004

              to Prospectus dated December 5, 2003 as supplemented
                       December 11, 2003 and April 7, 2004



As of May 14, 2004, the following amendment to the Fund's Prospectus will become effective:

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 19 of the Prospectus, as supplemented on April 7, 2004, is amended by replacing the entire section with the following:

REDEMPTION FEE The redemption of Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any redemption of shares made within 14 days from the date of purchase, subject to limited exceptions. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

        o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

        o    redemptions in the account  of a disabled individual (disability of
             the   shareholder   as   determined    by   the   Social   Security
             Administration);

        o redemptions of shares purchased through a dividend reinvestment program;

        o    redemptions pursuant to a systematic withdrawal plan; and

        o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.



                       PLEASE RETAIN FOR FUTURE REFERENCE.

                        BROWN ADVISORY MARYLAND BOND FUND

                          Supplement dated May 14, 2004
               to Prospectus dated October 1, 2003 as supplemented
                     on November 26, 2003 and April 7, 2004

As of May 14, 2004, the following amendment to the Fund's Prospectus will become effective:

The section entitled "Your Account-Selling Shares-Redemption Fee" on page 20 of the Prospectus, as supplemented on April 7, 2004, is amended by replacing the entire section with the following:

REDEMPTION FEE The sale of the Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the Fund to offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

        o redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

        o    redemptions in the account of a disabled individual  (disability of
             the   shareholder   as    determined   by   the   Social   Security
             Administration);

        o redemptions of shares purchased through a dividend reinvestment program;

        o    redemptions pursuant to a systematic withdrawal plan; and

        o redemptions in a qualified retirement plan under sector 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC.



                       PLEASE RETAIN FOR FUTURE REFERENCE.